FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	11,052,250	11,052,250	15,036,467	15,036,467
Debt instruments at fair value through OCI	7,977,675	7,977,675	7,245,451	7,245,451
Debt instruments at amortized cost	8,336,360	8,246,876	6,527,230	6,502,271
Derivative financial instruments	4,961,237	4,961,237	2,454,005	2,454,005
Equity securities at fair value	573,855	573,855	480,153	480,153
Loans and advances to customers at amortized cost, net	254,444,099	251,336,077	204,459,001	213,262,329
Investment property	3,994,058	3,994,058	3,132,220	3,132,220
Investments in associates(1)	1,532,156	1,532,156	1,358,368	1,358,368
Total	292,871,690	289,674,184	240,692,895	249,471,264
Liabilities
Deposits by customers	250,992,323	249,503,805	210,390,848	211,619,686
Interbank deposits	902,132	902,132	886,405	886,405
Repurchase agreements and other similar secured borrowing	189,052	189,052	763,325	763,325
Derivative financial instruments	4,737,454	4,737,454	1,961,109	1,961,109
Borrowings from other financial institutions	19,692,638	19,692,638	8,551,558	8,551,558
Preferred shares	584,204	350,978	584,204	604,025
Debt instruments in issue	19,575,988	18,776,819	21,093,864	21,696,836
Total	296,673,791	294,152,878	244,231,313	246,082,944
(1)	It corresponds to investments in associates P.A Viva Malls and Distrito Vera. See Note 8 Investments in associates and joint ventures.

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis

The following table presents for each of the Fair-Value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021:

Financial Assets
	December 31, 2022				December 31, 2021
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	3,960,211	300,019	-	4,260,230	8,377,741	600,743	-	8,978,484
Securities issued or secured by government entities	13,075	65,960	-	79,035	-	67,395	-	67,395
Securities issued by other financial institutions	90,928	451,285	81,389	623,602	197,315	378,787	113,058	689,160
Securities issued by foreign governments	3,136,636	2,831,220	-	5,967,856	3,083,180	2,097,595	-	5,180,775
Corporate bonds	17,299	104,228	-	121,527	28,483	92,170	-	120,653
Total debt instruments at fair value through profit or loss	7,218,149	3,752,712	81,389	11,052,250	11,686,719	3,236,690	113,058	15,036,467
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	2,590,622	-	2,590,622	-	2,515,927	-	2,515,927
Securities issued by other financial institutions	465,025	104,332	-	569,357	188,638	122,020	-	310,658
Securities issued by foreign governments	4,045,118	649,251	-	4,694,369	2,672,889	1,621,060	-	4,293,949
Corporate bonds	-	123,327	-	123,327	87,021	37,896	-	124,917
Total debt instruments at fair value through OCI	4,510,143	3,467,532	-	7,977,675	2,948,548	4,296,903	-	7,245,451
Total debt instruments	11,728,292	7,220,244	81,389	19,029,925	14,635,267	7,533,593	113,058	22,281,918
Equity securities
Equity securities	30,884	51,531	491,440	573,855	35,833	109,314	335,006	480,153
Total equity securities	30,884	51,531	491,440	573,855	35,833	109,314	335,006	480,153
Derivative financial instruments
Forwards
Foreign exchange contracts	-	982,212	591,740	1,573,952	-	251,299	478,068	729,367
Equity contracts	-	5,414	105	5,519	-	6,483	313	6,796
Total forwards	-	987,626	591,845	1,579,471	-	257,782	478,381	736,163
Swaps
Foreign exchange contracts	-	1,940,303	454,529	2,394,832	-	1,007,173	415,182	1,422,355
Interest rate contracts	266,708	569,749	29,170	865,627	89,069	111,696	46,393	247,158
Total swaps	266,708	2,510,052	483,699	3,260,459	89,069	1,118,869	461,575	1,669,513
Options
Foreign exchange contracts	-	4,240	117,067	121,307	368	3,578	44,383	48,329
Total options	-	4,240	117,067	121,307	368	3,578	44,383	48,329
Total derivative financial instruments	266,708	3,501,918	1,192,611	4,961,237	89,437	1,380,229	984,339	2,454,005
Investment properties
Lands	-	-	184,952	184,952	-	-	182,500	182,500
Buildings	-	-	3,809,106	3,809,106	-	-	2,949,720	2,949,720
Total investment properties	-	-	3,994,058	3,994,058	-	-	3,132,220	3,132,220
Investment in associates at fair valure
Investment in associates at fair valure	-	-	1,532,156	1,532,156	-	-	1,358,368	1,358,368
Total investment in associates at fair value	-	-	1,532,156	1,532,156	-	-	1,358,368	1,358,368
Total	12,025,884	10,773,693	7,291,654	30,091,231	14,760,537	9,023,136	5,922,991	29,706,664

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis

Financial liabilities
	December 31, 2022				December 31, 2021
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	1,523,795	187,849	1,711,644	-	535,535	70,002	605,537
Equity contracts	-	7,203	-	7,203	-	25,068	-	25,068
Total forwards	-	1,530,998	187,849	1,718,847	-	560,603	70,002	630,605
Swaps
Foreign exchange contracts	-	1,757,219	160,178	1,917,397	-	798,396	162,442	960,838
Interest rate contracts	227,847	728,793	51,662	1,008,302	76,925	227,220	4,312	308,457
Total swaps	227,847	2,486,012	211,840	2,925,699	76,925	1,025,616	166,754	1,269,295
Options
Foreign exchange contracts	-	92,908	-	92,908	-	61,209	-	61,209
Total options	-	92,908	-	92,908	-	61,209	-	61,209
Total derivative financial instruments	227,847	4,109,918	399,689	4,737,454	76,925	1,647,428	236,756	1,961,109
Total	227,847	4,109,918	399,689	4,737,454	76,925	1,647,428	236,756	1,961,109

Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position

Assets
	December 31, 2022				December 31, 2021
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	197,749	-	-	197,749	147,502	-	-	147,502
Securities issued or secured by government entities	-	3,041,314	-	3,041,314	-	50,598	2,647,497	2,698,095
Securities issued by other financial institutions	272,157	307,960	-	580,117	294,421	294,717	3,106	592,244
Securities issued by foreign governments	248,735	517,661	-	766,396	318,035	182,987	-	501,022
Corporate bonds	1,183,046	37,977	2,440,277	3,661,300	1,039,185	15,034	1,509,189	2,563,408
Total – Debt instruments	1,901,687	3,904,912	2,440,277	8,246,876	1,799,143	543,336	4,159,792	6,502,271
Loans and advances to customers, net	-	-	251,336,077	251,336,077	-	-	213,262,329	213,262,329
Total	1,901,687	3,904,912	253,776,354	259,582,953	1,799,143	543,336	217,422,121	219,764,600

Liabilities
	December 31, 2022				December 31, 2021
Type of instruments	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-	40,990,191	208,513,614	249,503,805	-	24,126,509	187,493,177	211,619,686
Interbank deposits	-	-	902,132	902,132	-	-	886,405	886,405
Repurchase agreements and other similar secured borrowing	-	-	189,052	189,052	-	-	763,325	763,325
Borrowings from other financial institutions	-	-	19,692,638	19,692,638	-	-	8,551,558	8,551,558
Debt instruments in issue(1)	7,714,800	8,898,934	2,163,085	18,776,819	11,673,618	7,948,718	2,074,500	21,696,836
Preferred shares	-	-	350,978	350,978	-	-	604,025	604,025
Total	7,714,800	49,889,125	231,811,499	289,415,424	11,673,618	32,075,227	200,372,990	244,121,835

(1)As of December 2022, decreases in level 1 correspond to maturities mainly in Bancolombia. For further information see Note 18 Debt instruments in issue.

Schedule of Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2022				December 31, 2021
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Machinery and equipment	-	-	9,918	9,918	-	-	4,340	4,340
Real estate for residential purposes	-	-	63,283	63,283	-	-	101,214	101,214
Real estate different from residential properties	-	-	22,216	22,216	-	-	28,143	28,143
Total	-	-	95,417	95,417	-	-	133,697	133,697

Schedule of Changes in Level 3 Fair-Value Category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs during 2022 and 2021:

As of December 31, 2022

	Balance,	Included								Transfers	Transfers	Balance,
	January 1,	in	OCI		Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2022	earnings								level3	level3	2022
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	113,058	11,700	-		3,789	(20,031)	-		(19,181)	10,863	(18,809)	81,389
Total	113,058	11,700	-		3,789	(20,031)	-		(19,181)	10,863	(18,809)	81,389
Derivative financial instruments
Foreign exchange contracts	937,633	270,494	-		607,659	(647,914)	(777)		-	547	(4,306)	1,163,336
Interest rate contracts	46,393	19,887	-		9,323	(8,986)	(3,181)		-	49	(34,315)	29,170
Equity contracts	313	-	-		105	(313)	-		-	-	-	105
Total	984,339	290,381	-		617,087	(657,213)	(3,958)	(1)	-	596	(38,621)	1,192,611
Equity securities
Equity securities	335,006	(285)	89,072	(2)	44,949	(18,848)	-		-	41,856	(310)	491,440
Total	335,006	(285)	89,072		44,949	(18,848)	-		-	41,856	(310)	491,440
Investment in associates
PA Viva Malls	1,355,688	189,132	-		-	(14,361)	-		-	-	-	1,530,459
PA Distrito Vera	2,680	(983)	-		-		-		-	-	-	1,697
Total	1,358,368	188,149	-		-	(14,361)	-		-	-	-	1,532,156
Total Assets	2,790,771	489,945	89,072		665,825	(710,453)	(3,958)		(19,181)	53,315	(57,740)	3,297,596
Liabilities
Derivative financial instruments
Foreign exchange contracts	232,444	88,743	-		188,860	(157,374)	(777)		-	-	(3,869)	348,027
Interest rate contracts	4,312	24,825	-		26,323	(332)	(3,181)		-	396	(681)	51,662
Total	236,756	113,568	-		215,183	(157,706)	(3,958)	(1)	-	396	(4,550)	399,689
Total liabilities	236,756	113,568	-		215,183	(157,706)	(3,958)		-	396	(4,550)	399,689
(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.
(2)	Mainly in Banistmo S.A. of the TELERED instrument, which also includes conversion adjustments.

As of December 31, 2021

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2021	earnings							level3	level3	2021
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	122,285	(106)	-	5,034	(14,623)	-		(32,211)	32,679	-	113,058
Corporate bonds	10,792	-	-	-	(7,127)	-		-	-	(3,665)	-
Total	133,077	(106)	-	5,034	(21,750)	-		(32,211)	32,679	(3,665)	113,058
Derivative financial instruments
Foreign exchange contracts	580,206	105,528	-	532,190	(456,806)	(19,593)		-	235,709	(39,601)	937,633
Interest rate contracts	136,173	(37,024)	-	6,635	(26,569)	(7,308)		-	13,812	(39,326)	46,393
Equity contracts	-	-	-	313	-	-		-	-	-	313
Total	716,379	68,504	-	539,138	(483,375)	(26,901)	(1)	-	249,521	(78,927)	984,339
Equity securities
Equity securities	445,356	(474)	36,656	2,664	(124,343)	-		-	2	(24,855)	335,006
Total	445,356	(474)	36,656	2,664	(124,343)	-		-	2	(24,855)	335,006
Investment in associates
PA Viva Malls	1,263,765	105,202	-	-	(13,279)	-		-	-	-	1,355,688
PA Distrito Vera	-	237	-	1,779	(2,529)	3,193		-	-	-	2,680
Total	1,263,765	105,439	-	1,779	(15,808)	3,193		-	-	-	1,358,368
Total Assets	2,558,577	173,363	36,656	548,615	(645,276)	(23,708)		(32,211)	282,202	(107,447)	2,790,771
Liabilities
Derivative financial instruments
Foreign exchange contracts	91,759	(2,351)	-	71,358	(52,311)	(19,593)		-	160,156	(16,574)	232,444
Interest rate contracts	2,439	7,694	-	648	(28)	(7,308)	(1)	-	3,278	(2,411)	4,312
Total	94,198	5,343	-	72,006	(52,339)	(26,901)	(1)	-	163,434	(18,985)	236,756
Total liabilities	94,198	5,343	-	72,006	(52,339)	(26,901)		-	163,434	(18,985)	236,756
(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2 as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Transfers level 1	Transfers level	Transfers level	Transfers level
	to level 2	2 to level 1	1 to level 2	2 to level 1
Debt instruments at fair value though profit or loss
Securities issued or secured by foreign government	-	15,885	-	-
Securities issued or secured by government entities	-	14,459	-	-
Corporate bonds	5,282	-	-	-
Securities issued by the Colombian Government	-	5,103	-	-
Securities issued or secured by other financial entities	-	-	10,293	-
Total	5,282	35,447	10,293	-
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	-	950,235	-	-
Corporate bonds	90,010	-	-	-
Total	90,010	950,235	-	-
Equity securities
Equity securities	-	15,858	80,990	-
Total	-	15,858	80,990	-

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions

As of December 31, 2022

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	76,014	Discounted cash flow	Yield	2.06% a 9.89%	4.93%	71,208	75,021
			Prepayment Speed	n/a	n/a	77,349	n/a
Time deposits	5,375	Discounted cash flow	Interest rate	4.10% a 5.20%	5.00%	5,033	5,438
Total debt instruments	81,389
Equity securities
Equity securities	491,440	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	403,996	Discounted cash flow	Credit spread	0% a 59.47%	11.05%	405,806	410,413
Swaps	271,859	Discounted cash flow	Credit spread	0% a 39.33%	7.85%	265,949	278,192
Options	117,067	Discounted cash flow	Credit spread	0.10% a 36.40%	0.64%	116,182	117,636
Total derivative financial instruments	792,922
Investment in associates
P.A Viva Malls	1,530,459	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	1,697	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,532,156

As of December 31, 2021

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	98,383	Discounted cash flow	Yield	0.14% a 5.46%	2.74%	96,097	100,779
			Prepayment Speed	n/a	n/a	95,889	102,148
Other bonds	9,635	Discounted cash flow	Yield	1.16% a 1.16%	1.16%	9,276	10,014
			Liquidity risk	2.55% a 2.55%	2.55%	9,281	10,008
Time deposits	5,040	Discounted cash flow	Interest rate	0.47% a 4.25%	3.84%	4,989	5,053
Total debt instruments	113,058
Equity securities
Equity securities	335,006	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	408,379	Discounted cash flow	Credit spread	0% a 32.81%	6.83%	406,899	409,594
Swaps	294,821	Discounted cash flow	Credit spread	0% a 28.85%	3.82%	309,046	285,805
Options	44,383	Discounted cash flow	Credit spread	0.14% a 37.57%	0.63%	44,048	44,575
Total derivative financial instruments	747,583
Investment in associates
P.A Viva Malls	1,355,688	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	2,680	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,358,368